Goodwill Impairment Charge - Additional Information (Detail) - USD ($)		6 Months Ended	12 Months Ended
		Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment of vessels		$ 0
Goodwill impairment charge	[1],[2]		$ 6,217,000
Goodwill		$ 0	$ 0	$ 6,217,000

[1]	2015 and 2014 refers to the Consolidated Statements of Cash Flows
[2]	2015 and 2014 refers to the Consolidated Statements of Operations